Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenue
Wireless applications	$ 1,387,313	$ 1,940,147	$ 5,816,395	$ 5,844,468	$ 8,196,761	$ 7,784,604
Licensing and royalties	139,535	71,918	408,120	821,918	916,438
Media placement	2,154,030	131,500	5,070,619	201,500	758,359
Total Revenue	3,680,878	2,143,565	11,295,134	6,867,886	9,871,558	$ 7,784,604
Cost of Revenue	1,444,804	911,973	4,844,832	2,736,542
Gross Profit	2,236,074	1,231,592	6,450,302	4,131,344
Operating Expenses
General and administrative (including stock based compensation)	1,458,665	1,416,961	3,984,537	5,479,261	5,041,519	3,898,121
Sales and marketing (including stock based compensation)	1,267,718	311,648	2,880,210	777,293
Depreciation and amortization	77,361	57,668	210,639	170,736	729,455	662,721
Research and development	15,491	12,601	35,225	48,326	58,829	65,975
Royalties and application costs					3,589,879	3,328,232
Compensation expense (including stock based compensation)					4,212,932	3,808,258
Total operating expenses	2,819,235	1,798,878	7,110,611	6,475,616	13,632,614	11,763,307
Loss from operations	$ (583,161)	$ (567,286)	(660,309)	$ (2,344,272)	(3,761,056)	(3,978,703)
Other Income (Expenses)
Interest income			54,323
Interest expense	$ (454,199)	$ (185,274)	(1,306,136)	$ (569,097)	(749,458)	(1,270,863)
Net loss before income taxes	$ (1,037,360)	$ (752,560)	$ (1,912,122)	$ (2,913,369)	$ (4,510,514)	$ (5,249,566)
Provision for income taxes
Net loss	$ (1,037,360)	$ (752,560)	$ (1,912,122)	$ (2,913,369)	$ (4,510,514)	$ (5,249,566)
Basic and diluted loss per share	$ (0.07)	$ (0.05)	$ (0.12)	$ (0.21)	$ (0.31)	$ (0.39)
Weighted average shares outstanding	15,404,817	14,272,863	15,365,638	14,210,108	14,374,967	13,387,890
Stock-based compensation expense
General and administrative	$ 124,491	$ 340,372	$ 424,071	$ 1,448,762
Sales and marketing	22,808		54,008
Total	$ 147,299	$ 340,372	$ 478,079	$ 1,448,762	$ 2,094,970	$ 2,242,606